Depreciation, Amortization and Impairment - Schedule of Depreciation, Amortization and Impairment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Depreciation and amortisation expense [abstract]
Depreciation	$ 9,110	$ 7,436	$ 6,096
Amortization	18,012	19,809	21,150
Impairment of intangible assets		22	150
Total	$ 27,122	$ 27,267	$ 27,396